OTHER NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2015
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
9.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of,
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Rental and other deposits	2,261	6,249
Unamortized issuance cost	6,434	4,027
Interest receivable	7,861	-

	16,556	10,276